Notes relating to the consolidated statement of financial position - Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes relating to the consolidated statement of financial position
Trade payables	€ 6,007	€ 4,395	€ 4,385
Accruals for invoices to be received	18,145	4,046	5,444
Short-term employee benefits accruals	€ 12,920	€ 6,844	€ 2,362